Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	May 01, 2023
Value Line Small Cap Opportunities Fund, Inc. | Investor
Prospectus:
Trading Symbol	VLEOX
Value Line Small Cap Opportunities Fund, Inc. | Institutional
Prospectus:
Trading Symbol	VLEIX